Share-based compensation - Share-based compensation expense recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Classified within capital reserve (beginning of period)	€ 158,453	€ 128,628
Share-based compensation expenses	17,137	29,825
Classified within capital reserve (end of period)	€ 175,591	158,453
Number of shares withheld shares to cover tax obligation	287,511
Amount of shares withheld based on the market price	€ 1,370
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	€ 13,351	27,541
Average remaining contractual life	6 years 6 months
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	€ 581	342
Restricted Shares Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	2,292	1,914
Employee Share Purchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	18	€ 28
Share Options (SO Award)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expenses	€ 896